Trade and other current receivables - Summary of Ageing of Trade Receivables (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Aging Of Current Trade Receivables [line items]
Total trade receivables	€ 5,017	€ 4,406
Impairment provision for trade receivables	(165)	(179)
Trade receivables	4,852	4,227
Not overdue
Aging Of Current Trade Receivables [line items]
Trade receivables	4,440	3,807
Past due less than three months
Aging Of Current Trade Receivables [line items]
Trade receivables	340	382
Past due more than three months but less than six months
Aging Of Current Trade Receivables [line items]
Trade receivables	63	47
Past due more than six months but less than one year
Aging Of Current Trade Receivables [line items]
Trade receivables	43	28
Past due more than one year
Aging Of Current Trade Receivables [line items]
Trade receivables	€ 131	€ 142